Expense Example {- Air Transportation Portfolio} - 02.28 Select Portfolios: Group 6 Industrials Sector Combo PRO-13 - Air Transportation Portfolio - Air Transportation Portfolio-Default	Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 87
3 years	271
5 years	471
10 years	$ 1,049